Long-term Debt - Schedule of Maturities of Long Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
March 31, 2019-June 30, 2019 [Member]
Debt Instrument [Line Items]
Principal payment date	March 31, 2019-June 30, 2019
September 30, 2019-June 30, 2020 [Member]
Debt Instrument [Line Items]
Principal payment date	September 30, 2019-June 30, 2020
September 30, 2020-March 31, 2022 [Member]
Debt Instrument [Line Items]
Principal payment date	September 30, 2020-March 31, 2022
June 30, 2022-December 31, 2024 [Member]
Debt Instrument [Line Items]
Principal payment date	June 30, 2022-December 31, 2024